Intangible Assets - Summary of The Goodwill Allocation At Segment Level (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 362,448	$ 123,277	$ 122,821
e Property Track [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,586	3,586
Ensign [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,099	5,099
PG Vietnam [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	115,817	112,413
MyProperty Data Sdn Bhd [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,149	2,179
Malaysia marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	225,908	0
Thailand marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 9,889	$ 0